OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Governmental institutions	$ 5,776	$ 13,979
Prepaid expenses	3,331	1,834
Other	675	872
Other current assets	$ 9,782	$ 16,685